Related Party Transactions - Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party expenses	$ 0	$ 18,503	$ 0	$ 18,503	$ 18,653	$ 0	$ 0
Due to affiliates	$ 665		$ 665		399	400
Total commissions and fees to Former Dealer Manager | Realty Capital Securities, LLC | Dealer Manager
Related Party Transaction [Line Items]
Related party expenses					(8)	148,372
Due to affiliates					$ 0	$ 13